STOCK-BASED COMPENSATION PLAN (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 13.2	$ 3.7	$ 5.6
Minimum statutory tax withholding related to vested restricted shares	21.6	15.8	18.6
Stock-based compensation expense	$ 52.3	37.4	36.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	648,211
Total fair value of vested restricted shares	$ 36.8	$ 31.8	$ 29.7
Eip [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Shares granted under fixed stock option compensation plans	18,000,000
EOEP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Director Deferred Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Percentage of the share price of common stock used in the calculation to determine the number of options issued to a director (in hundredths)	33.00%
Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Shares available for grant	4,000,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of granted purchase rights (in dollars per share)	$ 11,650,000.00	$ 8,170,000.00	$ 8,260,000.00
Stock-based compensation expense	$ 1.0	$ 0.8	$ 1.0
Employee stock purchase plan shares of common stock authorized for issuance	8,707,692
Amount allowed to be withheld to purchase Common Stock	10.00%
ESPP Plan purchase price of stock (in hundredths)	85.00%
Shares sold under the ESPP	4,871,632